Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 35.6	$ (8.4)	$ 44.8
State	4.0	0.0	7.0
Non-United States	144.0	158.7	148.2
Total current	183.6	150.3	200.0
Deferred
Federal	69.7	92.9	53.2
State	0.5	1.8	(1.9)
Non-United States	3.8	(3.5)	2.7
Total deferred	74.0	91.2	54.0
Total provision	$ 257.6	$ 241.5	$ 254.0